Schedule of Fair Value of Warrants (Details) - Warrant [Member] - Yerbae Brands Corp [Member]	12 Months Ended
Dec. 31, 2024
Risk-free interest rate	3.99%
Expected volatility	75.34%
Minimum [Member]
Expected life in years at date of issuance	2 years
Maximum [Member]
Expected life in years at date of issuance	5 years